DWS High Income VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA US High Yield Index (reflects no deductions for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	4.50%	6.44%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.94%	4.25%	6.00%
Performance Inception Date	Apr. 06, 1982